DEPOSITS WITH CENTRAL BANK (Details)	Dec. 31, 2011
Deposits With Central Bank Details [Abstract]
Obligatory Deposits In Central Bank As Percentage Of Total Customer Deposits	2.00%
Interest Rate Of Obligatory Deposits In Central Bank	1.00%